RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,103	$ 1,175
Melco International's subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,012	1,174
Crown and its Subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	90	0
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1	$ 1